Balance Sheet Components Movement of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BALANCE SHEET COMPONENTS [Abstract]
Balance at the beginning of year	$ 15,085	$ 4,871	$ 4,274
Additional provision for bad debt, net of recoveries	20,344	14,568	8,891
Write-offs	(19,978)	(3,848)	(8,634)
Exchange difference	760	(506)	340
Balance at the end of year	$ 16,211	$ 15,085	$ 4,871